Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Taxation

25. Taxation

The Group’s income tax expense recognized in the consolidated statement of profit or loss and other comprehensive loss was as follows:

	2023	2022	2021
Deferred income tax expense from continuing operations	-	(11,604)	(431,164)
Deferred income tax gain from continuing operations	-	19,524	549,109
Deferred income tax expense from discontinued operations	-	(52,004)	(139,565)
Deferred income tax gain from discontinued operations	99,847	54,413	-
Income tax gain/(loss)	99,847	10,329	(21,620)

The Company’s effective income tax expense differed from the expected theoretical amount computed by applying the Company’s applicable weighted average tax rate of 15.8% in 2023 (2022: 13.7%, 2021: 13.5%) as summarized in the following table:

Reconciliation	2023	2022	2021
Loss before income tax from continuing operations	(7,270,038)	(18,659,562)	(6,806,226)
Profit before income tax from discontinued operations	3,301,018	(7,879,178)	(10,230,597)
Accounting Profit before income tax	(3,969,020)	(26,538,740)	(17,036,823)
Income tax at statutory tax rates applicable to results in the respective countries	626,286	3,641,775	2,348,057
Effect of unrecognized temporary differences	(5,423)	(125,260)	(632,031)
Effect of unrecognized taxable losses	(543,086)	(3,015,088)	(1,885,486)
Effect of impact from application of different tax rates	(43,534)	(491,098)	223,215
Other effects	65,604	-	(75,375)
Income tax gain	99,847	10,329	(21,620)
Income tax gain reported in the statement of profit or loss	-	7,919	117,945
Income tax gain/(loss) attributable to discontinued operations	99,847	2,410	(139,565)

As of December 31, 2023, the Company had unrecognized tax loss carryforwards amounting to CHF 60.6 million (2022: CHF 103.1 million), of which CHF 59.0 million related to Auris Medical AG, Otolanum AG and Altamira Therapeutics AG in Switzerland and CHF 1.6 million to Altamira Therapeutics Inc. in the United States (2022: CHF 101.4 million for Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG and CHF 1.7 million for Auris Medical Inc.).

The Company’s unrecognized tax loss carryforwards with their expiry dates are as follows:

	December 31,	December 31,
	2023	2022
Within 1 year	22,717,044	27,956,899
Between 1 and 3 years	13,625,930	31,668,498
Between 3 and 7 years	22,681,981	41,797,708
More than 7 years	1,581,616	1,691,572
Total	60,606,571	103,114,677

Due to the uncertainty surrounding the future results of operations and the uncertainty as to whether the Company can use the loss carryforwards for tax purposes, deferred tax assets on tax loss carryforwards were only considered to the extent that they offset taxable temporary differences within the same taxable entity. No deferred tax assets are calculated on temporary differences related to pension obligations from IAS 19.

The tax effect of the major unrecognized temporary differences and loss carryforwards is presented in the table below:

	December 31,	December 31,
	2023	2022
Deductible temporary differences
Deferred income	-	111,025
Employee benefit plan	45,200	43,841
Total potential tax assets	45,200	154,866
Potential tax assets from loss carry-forwards not recognized	7,936,946	13,297,723
Total potential tax assets from loss carry-forwards and temporary differences not recognized	7,982,146	13,452,589